CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/BNY BRIC ETF

Claymore/Sabrient Insider ETF

Claymore/Sabrient Stealth ETF

Claymore/Zacks Sector Rotation ETF

Claymore/Zacks Yield Hog ETF

Supplement to the currently effective Prospectus for the above listed Funds:

The disclosure in the “Primary Investment Risks” section in the Prospectus for each Fund is hereby supplemented with the following:

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Claymore Exchange-Traded Fund Trust

2455 Corporate West Drive

Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

October 31, 2006

CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore/BNY BRIC ETF

Claymore/Sabrient Insider ETF

Claymore/Sabrient Stealth ETF

Claymore/Zacks Sector Rotation ETF

Claymore/Zacks Yield Hog ETF

Supplement to the currently effective Statement of Additional Information for the above listed Funds:

The disclosure in the first paragraph in the “General Description of the Trust and the Funds” section in the Statement of Additional Information for each Fund is hereby supplemented with the following immediately prior to the last sentence in such paragraph:

Each of the Funds is "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act.

Claymore Exchange-Traded Fund Trust

2455 Corporate West Drive

Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

October 31, 2006